Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

12. Property, Plant and Equipment

Property, plant and equipment consist of the following:

(in thousands)	Land, buildings and constructions EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR

Cost
Balance, January 1, 2013	847,033	690,759	214,852	336,775	2,089,419
Acquisitions through business combinations	71,040	48,965	1,057	3,246	124,308
Additions	123,646	171,895	11,543	32,168	339,252
Disposals	(14)	(90,244)	(336)	(1,925)	(92,519)
Effect of changes in exchange rates	(6,605)	(17,490)	(1,464)	(1,783)	(27,342)

Balance, December 31, 2013	1,035,100	803,885	225,652	368,481	2,433,118
Additions	222,670	191,705	6,137	31,750	452,262
Disposals	(1,557)	(222,836)	(1,208)	(100,485)	(326,086)
Effect of changes in exchange rates	13,275	26,955	1,229	3,344	44,803

Balance, December 31, 2014	1,269,488	799,709	231,810	303,090	2,604,097

Accumulated depreciation and impairment
Balance, January 1, 2013	187,272	417,982	158,778	295,464	1,059,496
Depreciation	47,791	114,677	12,415	22,170	197,053
Impairment charges	3,619	7,997	1,352	89	13,057
Disposals	(5)	(42,625)	(266)	(1,282)	(44,178)
Effect of changes in exchange rates	(1,116)	(8,068)	(422)	(544)	(10,150)

Balance, December 31, 2013	237,561	489,963	171,857	315,897	1,215,278
Depreciation	52,242	112,090	20,936	24,236	209,504
Impairment charges	7,403	2,983	-	142	10,528
Disposals	(90)	(190,154)	(1,204)	(100,450)	(291,898)
Effect of changes in exchange rates	(1,017)	11,950	654	1,575	13,162

Balance, December 31, 2014	296,099	426,832	192,243	241,400	1,156,574

Carrying amount
December 31, 2013	797,539	313,922	53,795	52,584	1,217,840
December 31, 2014	973,389	372,877	39,567	61,690	1,447,523

As of December 31, 2014, the carrying amount includes assets under construction for land, buildings and constructions of EUR 201.1 million (2013: EUR 49.3 million), machinery and equipment of EUR 30.2 million (2013: EUR 35.9 million), leasehold improvements of EUR 2.8 million (2013: EUR 1.0 million) and furniture, fixtures and other equipment of EUR 11.2 million (2013: EUR 13.9 million). As of December 31, 2014, the carrying amount of land amounts to EUR 82.9 million (2013: EUR 79.2 million).

The majority of the additions in 2014 in property, plant and equipment relate to the further expansion of EUV production facilities for our newest technology.

The majority of additions in 2014 in machinery and equipment mainly relates to operating leases to customers, prototypes, evaluation and training systems which are similar to those that ASML sells in its ordinary course of business. These systems are capitalized under property, plant and equipment because they are held for own use, for operating lease and for evaluation purposes. These are recorded at cost and depreciated over their expected useful life taking into consideration their residual value. From the time that these assets are no longer held for use but intended for sale in the ordinary course of business, they are reclassified from property, plant and equipment to inventory at the lower of their carrying value or fair market value. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in the Consolidated Statements of Cash Flows. An amount of EUR 95.5 million (2013: EUR 115.9 million) of the additions relates to non-cash transfers from inventory and an amount of EUR 1.5 million (2013: EUR 12.5 million decrease) relates to other non-cash movements (mainly capital expenditures not yet paid as at December 31, 2014). An amount of EUR 30.7 million (2013: EUR 48.2 million) of the disposals relates to non-cash transfers to inventory. When sold, the proceeds and cost of these systems are recorded as net sales and cost of sales, respectively, identical to the treatment of other sales transactions. The cost of sales for these systems includes the inventory value and the additional costs of refurbishing (materials and labor).

As of December 31, 2014, the carrying amount of machinery and equipment includes an amount of EUR 68.6 million with respect to evaluation and operating lease systems (2013: EUR 36.7 million).

The majority of the disposals during 2014 relate to fully depreciated long-lived assets, in general tooling and other fixtures, which have been retired from active use.

During 2014, we recorded depreciation charges of EUR 209.5 million (2013: EUR 197.1 million; 2012: EUR 179.3 million) of which we recorded EUR 153.9 million (2013: EUR 144.1 million; 2012: EUR 147.7 million) in cost of sales, EUR 36.3 million (2013 EUR 35.0 million; 2012: EUR 15.3 million) in R&D costs and EUR 19.3 million (2013: EUR 18.0 million; 2012: EUR 16.3 million) in SG&A costs.

Variable Interest Entity

The carrying amount of land, buildings and constructions includes an amount of EUR 29.5 million (2013: EUR 30.9 million) relating to our headquarters in Veldhoven, the Netherlands, which is owned by Koppelenweg II B.V., a “VIE”.

As of 2003, we are leasing the Veldhoven headquarters for a period of 15 years (starting in 2003) from an entity (“lessor”) that was incorporated by the VIE Shareholders. The lessor’s shareholders’ equity amounts to EUR 1.9 million and has not changed since 2003.

The VIE shareholders each granted a loan of EUR 11.6 million and a fourth bank granted a loan of EUR 12.3 million (EUR 47.1 million in total) to the parent of the lessor. ASML provided the parent of the lessor with a subordinated loan of EUR 5.4 million and has a purchase option that is exercisable either at the end of the lease in 2018, at a price of EUR 24.5 million, or during the lease at a price equal to the book value of the assets. The total assets of the lessor entity amounted to EUR 54.5 million at inception of the lease. The entity is determined to be a VIE because the equity investors do not have sufficient equity at risk for the legal entity to finance its activities without sufficient additional subordinated support.

The primary purpose for which the VIE was created was to provide ASML with use of the building for 15 years, where ASML does not retain substantially all the risks and rewards from changes in value of the building. The main activities of the entity are to rent, re-market and ultimately sell the building that is owned by the VIE. The economic performance of the VIE is most significantly impacted by the ability of the lessee (ASML) to exercise the purchase option at any time during the lease term, and thus we could potentially benefit from increases in the fair value of the building.

While the debt holders have an interest, and may absorb losses, and the equity holders have an interest and may receive benefits, they do not have the power to direct activities that most significantly impact the entity’s economic performance and therefore, cannot be the primary beneficiary. Through the pre-determined price of the call option ASML has the power over the VIE, therefore only ASML meets both the power and losses/benefit criterion and consolidates the VIE.